Segments of Business (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segments of Business [Abstract]
Schedule of segments

Revenue by Segment:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017

Manufacturing	$1,938,908	$816,325	$7,119,557	$816,325
Neurostimulation	5,003	202,362	400,055	292,936
Other	33,718	20,992	147,215	38,027
Consolidated total	$1,977,629	$1,039,679	$7,666,827	$1,147,288

Income (Loss) Before Income Tax by Segment:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017

Manufacturing	$48,982	$114,720	$223,100	$114,720
Neurostimulation	(1,386,884)	(1,070,982)	(3,892,894)	(4,144,691)
Other (1)	(59,155)	532,010	26,346	425,967
Consolidated total	$(1,397,057)	$(424,252)	$(3,643,448)	$(3,604,004)

(1) Amounts not allocated to segments include interest income (expense) and other income (expense), and amortization of acquisition intangible assets.

Sales by Geographic Area:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Sales Non-domestic locations
United Kingdom	$886,886	$519,364	$3,530,395	$609,938
Belgium	557,079	229,817	2,286,767	229,817
Switzerland	166,674	59,253	563,641	59,253
Netherlands	184,161	85,763	533,329	85,763
Norway	142,470	120,094	487,640	120,094
Rest of world	6,641	4,396	117,840	4,396
Consolidated sales	1,943,911	1,018,687	7,519,612	1,109,261
Other operating revenue	33,718	20,992	147,215	38,027
Consolidated revenue	$1,977,629	$1,039,679	$7,666,827	$1,147,288

Long-Lived Assets:

	September 30,	December 31,
	2018	2017
Manufacturing	$3,422,963	$3,535,516
Neurostimulation	7,774,609	8,643,118
Other	2,085,542	2,130,690
Consolidated total	$13,283,114	$14,309,324

	Revenue		Long Lived Assets
	2017	2016	2017	2016
Manufacturing	$2,932,664	$—	$3,535,516	$—
Neurostimulation	291,750	1,456,038	8,643,118	9,780,556
Other	78,361	38,843	2,130,690	888
Consolidated total	$3,302,775	$1,494,881	$14,309,324	$9,781,444

	Income Before Tax		Identifiable Assets
	2017	2016	2017	2016
Manufacturing	$(31,698)	$—	$7,803,409	$—
Neurostimulation	(6,117,404)	(673,117)	9,421,311	10,141,459
Other	3,971,461	(129,346)	3,126,724	2,270,388
Consolidated total	$(2,177,641)	$(802,463)	$20,351,444	$12,411,847

	Additions to Property Plant and Equipment		Depreciation and Amortization
	2017	2016	2017	2016
Manufacturing	$50,495	$—	$74,344	$—
Neurostimulation	11,172	31,581	1,203,169	636,822
Other	—	986	20,197	99
Consolidated total	$61,667	$32,567	$1,297,710	$636,921